Personnel expenses and employee information	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Personnel expenses and employee information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Wages and salaries	2,519.6	2,842.7	3,502.5
Social security expenses	208.1	249.8	300.7
Pension and retirement expenses	182.6	229.2	255.9
Share-based payments	53.9	117.5	68.9
Personnel expenses	2,964.2	3,439.2	4,128.0
The continued increase in personnel expenses is mainly due to an increase in payroll employees to support the continued growth of our business. The personnel expenses in 2020 do not include any expenses from Berliner Glas (ASML Berlin GmbH), since ASML consolidated Berliner Glas (ASML Berlin GmbH) using a one-quarter lag.
The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2020	2021	2022
Netherlands	12,812	14,222	16,722
Worldwide (including Netherlands)	24,727	28,223	33,071
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2020	2021	2022
Customer Support	6,429	7,485	8,901
Manufacturing and Supply Chain Management	7,680	8,237	9,953
Strategic Supply Management	346	707	1,541
General & Administrative	2,061	2,761	3,768
Sales and Mature Products and Services	744	766	742
Research & Development	10,813	12,060	14,181
Total	28,073	32,016	39,086
Less: Temporary employees	1,459	2,155	2,974
Payroll employees	26,614	29,861	36,112
Short-term incentive bonus plans
We have annual performance-related short-term incentive (STI) bonus plans for our employees. Under these plans, the employee bonus payout depends on the employee’s job grade, the type of bonus plan and the company/individual performance. The employee bonus payout (excluding the Board of Management) ranges between 0% and 126% of their annual base gross salary. The 2022 STI bonus is accrued for as part of Accrued and other liabilities in the Consolidated Balance Sheets and will be paid in the first quarter of 2023.
The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Board of Management	5.4	4.4	3.8
Former Board of Management	—	0.2	—
Other employees	402.5	423.5	629.6
Total STI bonus expenses	407.9	428.1	633.4